As filed with the Securities and Exchange Commission on January 30, 2026
Registration No. 033-64410
811-07798

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.

Form N-6
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 44	☒
and
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 206	☒

New York Life Ins & Annuity Corp
Var Univ Life Sep Acc I
(Exact Name of Registrant)

NEW YORK LIFE INSURANCE AND
ANNUITY CORPORATION
(Name of Depositor)
51 Madison Avenue
New York, New York 10010
(Address of Depositor’s Principal Executive Office)
Depositor’s Telephone Number: (212) 576-7000
Mary Najem, Esq.
New York Life Insurance and Annuity Corporation
51 Madison Avenue
New York, NY 10010
(Name and Address of Agent for Service)

Copy to: Charles A. Whites, Jr., Esq.
Vice President and Associate General Counsel
New York Life Insurance Company
51 Madison Avenue
New York, NY 10010

Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on March 2, 2026 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☒	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Registrant is filing this post-effective amendment (“Amendment”) for the sole purpose of designating a new effectiveness date for Post-Effective Amendment No. 42 to the Registration Statement, filed on November 4, 2025. Registrant previously filed Post-Effective Amendment No. 43 on January 2, 2026 to delay the effectiveness date of the Registration Statement to February 2, 2026. The new effectiveness date is March 2, 2026. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SIGNATURES
Pursuant to the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City and State of New York on January 30, 2026.
NYLIAC VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT – I (Registrant)
By:	/s/ Eric C. Sherman Name: Eric C. Sherman Title: Vice President
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION (Depositor)
By:	/s/ Eric C. Sherman Name: Eric C. Sherman Title: Vice President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Craig L. DeSanto*	Chairman of the Board, Chief Executive Officer, President & Director (Principal Executive Officer)
Eric M. Feldstein*	Director & Chief Financial Officer (Principal Financial Officer)
Robert M. Gardner*	Director (Principal Accounting Officer)
Francis M. Harte*	Director
Thomas A. Hendry*	Director
Jodi L. Kravitz*	Director
Anthony R. Malloy*	Director
Michael K. McDonnell*	Director
Amy Miller*	Director

By:	/s/ Eric C. Sherman Eric C. Sherman Attorney-in-Fact
January 30, 2026

*
Pursuant to Powers of Attorney – Previously filed on 11/4/25.